Annual Total Returns[BarChart] - Victory INCORE Total Return Bond Fund - Class Y	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.55%	7.67%	0.26%	4.92%	(1.52%)	3.66%	4.15%	(0.53%)	7.51%	8.10%